3. RESTRUCTURING OF DEBT	9 Months Ended
Sep. 30, 2013
Debt Disclosure [Abstract]
3. RESTRUCTURING OF DEBT

Effective May 22, 2013, the Company completed a restructuring of its unregistered debt and equity securities resulting in issuance of shares of common stock in exchange for (i) the cancellation of the 12% Secured Promissory Notes, (ii) 7% Senior Secured Notes, (iii) September 2012 Secured Promissory Notes, (iv) 18% Notes and certain other indebtedness, (v) and the receipt of $1.35 million from the sale of shares of common stock (the “Restructuring”).  To effect the Restructuring, the Company entered into an exchange agreement (the “Exchange Agreement”) and a stock purchase agreement (the “Stock Purchase Agreement”). The Exchange Agreement, Stock Purchase Agreement and the transactions contemplated thereby are described in further detail below.  The terms of the Restructuring were determined in negotiations between the Company and the creditors and investors party thereto, and were approved by the Board of Directors, including a majority of the disinterested directors. The securities issued pursuant the Restructuring are exempt from registration under Section 4(2) of the Securities Act of 1933 (the “Securities Act”) and Rule 506 of Regulation D because, among other reasons, all offerees are “accredited investors” under Section 2(15) of the Securities Act, all participants were existing security holders of the Company, and no general solicitation or public advertisement was conducted in connection with the Restructuring.  The terms of the Restructuring are as follows:

Exchange Agreement

Before the Exchange Agreement was entered into on May 22, 2013, the Company had outstanding promissory notes payable, and accrued interest and penalties thereon, in the aggregate amount of $9,267,641.  These obligations arose as follows:

·	From April to July 2012, we entered into Note and Common Stock Subscription Agreement (the “Subscription Agreement”) with accredited investors (collectively, the “Purchasers”) in connection with the subscription by the Purchasers for certain Secured Promissory Notes (the “2012 Secured Notes”) and shares of our common stock. The 2012 Secured Notes bore interest at 12% per annum and were originally due to mature on June 30, 2012. The note maturity date was amended several times but was in default as of December 31, 2012. As of December 31, 2012, and on May 22, 2013, the principal balance of these outstanding notes was $1,231,250. In addition, approximately $149,000 of interest and penalties was due as of May 22, 2013.

·	On July 27, 2011 the Company completed an offering of $5,000,000 of its senior secured convertible promissory notes (the “Senior Secured Notes”). The Senior Secured Notes bore an interest rate of 7% per annum, were originally scheduled to mature on November 30, 2011, and were convertible into shares of the Company’s common stock at a conversion price of $125.00 per share, subject to adjustment. The terms and maturity date of the Senior Secured Notes had been amended several times, but were in default as of December 31, 2012. As of December 31, 2012, and on May 22, 2013, the principal balance of these outstanding notes was $5,000,000. In addition, approximately $2,300,000 of interest and penalties was due as of May 22, 2013.

·	On September 12, 2012, the Company issued a promissory note amounting to $250,000. As amended, the note was due on demand, bore interest at a rate of 12% per annum and was secured by the Company’s assets. As of December 31, 2012, and on May 22, 2013, the principal balance of this outstanding note was $250,000. In addition, approximately $24,000 of interest and penalties was due as of May 22, 2013.

·	In January and May, 2013, the Company issued four (4) eighteen (18%) percent convertible promissory notes in the aggregate amount of $311,500 (each an “18% Note”) that were due on demand. As of May 22, 2013, the balance of these outstanding notes was $311,500. In addition, approximately $19,000 of interest and penalties was due as of May 22, 2013.

Under the Exchange Agreement, these creditors of the Company converted all of the foregoing outstanding debt into 9,267,641 shares of Common Stock at a conversion price of $1.00 per share.

This Exchange Agreement terminated all outstanding promissory notes and warrants originally issued with these notes, and any anti-dilution protection thereunder.  The Exchange Agreement provides for new limited anti-dilution protection for shares of Common Stock issued under the Exchange Agreement, whereby such shares receive anti-dilution protection for any shares of capital stock of the Company sold at less than $1.00 per share, solely with respect to the first $6 million of any new sales of securities of the Company.  In addition, all creditors and placement agents provided a release of all claims against the Company with respect to all rights and ownership of the Debt and warrants, in consideration of the shares issued pursuant to this Exchange Agreement. These shares that may potentially be issued are deemed to be indexed to the Company’s own stock, and as such, not subject to derivative accounting.

Stock Purchase Agreement

In addition to the exchange agreement, certain creditors entered into a Stock Purchase Agreement that resulted in the sale of 1,100,000 shares of common stock at a price of $1.00 per share.  Furthermore, certain creditors purchased an additional of 250,000 shares of Common Stock at a purchase price of $1.00 per share under the exchange agreement, resulting in aggregate issuance of 1,350,000 shares of common stock (of which 400,000 shares have yet to be issued) for proceeds to the Company of $1,240,010, net of legal fees of $109,990.

In addition, any investor participating in and purchasing a minimum amount of Common Stock in the financing received, for no further consideration, the number of shares of Common Stock that such Investor would have received in debt or equity transactions if the price per share of Common Stock in prior transactions where they purchase stock or convertible notes would have been $1.00 per share (the “Repricing Issuance”).  As such, the Company issued 2,173,134 shares of common stock to these investors, and reflected the fair value of such shares of $2,173,134 (based on a value of a $1.00 per share) as cost to induce the exchange.

In addition, certain creditors and certain placement agents associated with the Debt, together holding warrants to purchase 40,800 shares of capital stock of the Company exchanged such warrants and received one share of Common Stock in exchange for each share of capital stock of the Company underlying the warrants. All Investors and other parties holding warrants to purchase 81,934 shares of capital stock of the Company exchanged such warrants and received one share of Common Stock in exchange for each share of capital stock of the Company underlying the warrants.  In the aggregate, warrants to acquire 122,734 shares of common stock were cancelled and exchanged for 122,734 shares of common stock, which were valued at $122,734 and reflected as a cost in the accompanying statement of operations.

In the aggregate, the Stock Purchase Agreement resulted in the issuance of 3,245,868 shares of common stock.  In addition, one investor paid $400,000 for the right to acquire, at any time and for no additional consideration, up to 400,000 additional shares of common stock, which has been reflected as common stock subscribed for in the accompanying condensed balance sheet. The Stock Purchase Agreement provides for limited anti-dilution protection for shares of Common Stock issued under the Stock Purchase Agreement, whereby such shares receive anti-dilution protection for any shares of capital stock of the Company sold at less than $1.00 per share, solely with respect to the first $6 million of any new sales of securities of the Company. These shares that may potentially be issued are deemed to be indexed to the Company’s own stock, and as such, not subject to liability accounting.